Transactions and Balances with Related Parties (Details) - Schedule of Balances with SUN Corporation - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Balances with SUN Corporation [Abstract]
Trade receivables	$ 112	$ 122